Employee Benefit Plan, Schedule, Asset Held for Investment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP-43-1301883-009 [ARSP]
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Total	$ 549,650
Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Plan Number	009
Entity Tax Identification Number	43-1301883
EBP-43-1301883-011 [PRRSP]
EBP, Schedule of Asset Held for Investment [Line Items]
Asset Held for Investment, Total	$ 605
Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Plan Number	011
Entity Tax Identification Number	43-1301883